Business Combination	9 Months Ended
Sep. 30, 2020
Business Combinations [Abstract]
Business Combination
4. Business Combination
In June 2020, the Group acquired 92.5% equity interest of a private company, which primarily provides kids programming courses to its users, with cash consideration of RMB7,700. Total consideration was paid by the Group in July 2020. The Group began to consolidate its financial statements from June 2020 and the remaining 7.5% equity interest was recognized as noncontrolling interests on the balance sheet upon the acquisition date. The goodwill was allocated to learning services and products segment and was recognized in other assets. Consideration for this transaction was allocated on the acquisition date based on the fair value of the assets acquired and the liabilities assumed as follows:

As of acquisition date
RMB
Consideration	7,700
Noncontrolling interests	624

Total	8,324

Cash and cash equivalents	1,302
Other tangible assets	156
Liabilities assumed	(72)
Goodwill	6,938

Total	8,324

The acquisition above did not have a material impact on the Group’s unaudited interim condensed consolidated financial statements, and, therefore, pro forma disclosures have not been presented.